ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

13.  ORDINARY SHARES

The outstanding ordinary shares as of December 31, 2024 and 2025 consisted of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

In 2023, the Company issued 13,478,384 Class A ordinary shares for the vested options and restricted share units to the eligible employees.

In 2024, the Company issued 12,307,688 Class A ordinary shares for the conversion from Senior Preferred shares to Class A ordinary shares, and 19,107,320 Class A ordinary shares for the vested options and restricted share units to the eligible employees.

In 2025, the Company issued 8,606,496 Class A ordinary shares for the conversion from Class B ordinary shares, and 25,040,000 Class A ordinary shares for the vested restricted share units to the eligible employees. In addition, the Company cancelled 200,044 Class A ordinary shares, mainly originally held by the Company itself, which was arised from the unclaimed shares by creditors during the restructuring of the Notes in 2022.